Prepayments, Other Receivables and Other Assets	12 Months Ended
Dec. 31, 2024
Prepayments, Other Receivables and Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
14.	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	As of December 31,
	2023	2024
	$’000	$’000
Current:
Prepayments (Note i)	2,337	1,981
VAT deductible tax	135	910
Deposits and other receivables	224	250
	2,696	3,141
Non-current:		—
Deposits and other receivables	—	—
Prepaid expenses	282	304
	282	304
Total	2,978	3,445

Note i:

The amount represents prepayments for Contract Research Organizations (“CROs”) and deposit of property, plant and equipment not yet placed in use.

Other receivables had no historical default. The financial assets included in the above balances relate to receivables which were categorized in stage 1 at the end of each of the Relevant Periods. In calculating the expected credit loss rate, the Group considers the historical loss rate and adjusts for forward-looking factors and information. During the Relevant Periods, the Group estimated that the expected credit loss rate for other receivables and deposits was minimal.

The Group seeks to maintain strict control over its outstanding receivables to minimize credit risk. Long aging balances are reviewed regularly by senior management. In view of the fact that the Group’s deposits and other receivables relate to a large number of diversified counterparties, there is no significant concentration of credit risk. The Group does not hold any collateral or other credit enhancements over its deposits and other receivable balances.